Nature of Business and Significant Accounting Policies (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Nature of Business, Basis of Presentation and Significant Accounting Policies [Abstract]
Inventories	Inventories consisted of the following:

(in thousands)	September 30, 2023	December 31, 2022
Finished Goods	$811	$993
Work in Process	170	204
Raw Materials	1,659	1,609
Inventory Reserves	(304)	(145)
Total	$2,336	$2,661
Inventories consisted of the following as of December 31:

(Dollars in thousands)	2022	2021
Finished Goods	$993	$1,527
Work in Process	204	276
Raw Materials	1,609	1,281
Inventory Reserves	(145)	(241)
Total	$2,661	$2,843

Estimated Useful Lives	Depreciation expense has been calculated using the following estimated useful lives:

Production Equipment	3-7 years
Office Furniture and Fixtures	3-5 years
Computer Software and Equipment	3-4 years
Loaners and demo equipment	1-5 years
Leasehold improvements	3-5 years

Potential Shares of Common Stock not Included in Diluted Net Loss Per Share
The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	September 30
	2023	2022
Stock options	111,275	11,910
Warrants to purchase common stock	1,308,271	16,970
Series F convertible preferred stock	5,080	508
Total	1,424,626	29,388

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each year presented:

	December 31,
	2022	2021
Stock options	10,485	7,481
Warrants to purchase common stock	679,244	16,299
Series F convertible preferred stock	5,080	50,800
Series I convertible preferred stock	10,493	—
Total	705,302	74,580

Reconciles Reported Net Loss with Reported Net Loss Per Share
The following table reconciles reported net loss with reported net loss per share for each of the three and nine months ended September 30:

	Three months ended September 30		Nine months ended September 30
(in thousands, except per share amounts)	2023	2022	2023	2022
Net loss	$(3,370)	$(3,870)	$(14,700)	$(12,629)
Weighted average shares outstanding	1,864	105	1,439	105
Basic and diluted loss per share	$(1.81)	$(36.72)	$(10.21)	$(119.85)

The following table reconciles reported net loss with reported net loss per share for the years ended December 31:

(in thousands, except per share amounts)	2022	2021
Net loss	$(14,525)	$(19,545)
Deemed dividend to preferred stockholders (see Note 4)	—	(75)
Net loss after deemed dividend	(14,525)	(19,620)
Weighted average shares outstanding	174	69
Basic and diluted loss per share	$(83.55)	$(285.36)